TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2019
TRANSACTIONS WITH RELATED PARTIES
TRANSACTIONS WITH RELATED PARTIES
32	TRANSACTIONS WITH RELATED PARTIES

a)    The Group’s consolidated financial statements at December 31, 2019 and 2018 include transactions with related companies, the Board of Directors, the Group’s key executives (defined as the Management of Credicorp) and the companies which are controlled by these individuals through their majority shareholding or their role as Chairman or CEO.

b)    The following table presents the main transactions with related parties as of December 31, 2019 and 2018:

	2019	2018
	S/(000)	S/(000)

Statement of financial position -
Direct loans	1,657,206	2,594,712
Investments	935,286	775,397
Deposits	(751,990)	(425,938)
Derivatives at fair value	4,984	890

Statement of income
Interest income related to loans	28,477	28,384
Interest expenses related to deposits	(10,377)	(9,573)
Other income	9,698	8,088

Off-balance sheet
Indirect loans	373,865	325,427

c)    All transactions with related parties are made in accordance with normal market conditions available to other customers. At December 31, 2019, direct loans to related companies are secured by collateral, had maturities between January 2020 and December 2029, at an annual average interest rate of 6.21 percent (at December 31, 2018 maturities where between January 2019 and December 2028, and the annual average interest rate was 6.46 percent). Also, at December 31, 2019 and 2018, the Group maintains an allowance for loan losses for related parties amounting to S/12.6 million and S/13.7 million, respectively.

d)    At December 31, 2019 and 2018, directors, officers and employees of the Group have been involved, directly and indirectly, in credit transactions with certain subsidiaries of the Group, as permitted by Peruvian Banking and Insurance Law Nº26702, which regulates and limits certain transactions with employees, directors and officers of a bank or an insurance company. At December 31, 2019 and 2018, direct loans to employees, directors, key management and family members amounted to S/1,003.2 million and S/1,031.7 million, respectively; they are repaid monthly and earn interest at market rates.

e)    The Group’s key executives’ compensation (including the related income taxes assumed by the Group) as of December 31, 2019 and 2018 was as follows:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Director’s compensation	6,766	5,665	5,318
Senior Management Compensation:
Remuneration	32,218	34,118	27,133
Stock awards vested	27,157	27,313	26,572
Total	66,141	67,096	59,023

f)     At December 31, 2019 and 2018 the Group holds interests in various funds managed by certain of the Group’s subsidiaries. The details of the funds are presented below:

	2019	2018
	S/(000)	S/(000)
At fair value through profit or loss:
Mutual funds, investment funds and hedge funds
Bolivianos	126,722	104,596
Soles	59,934	18,394
U.S. Dollars	38,149	76,887
Colombian pesos	17,475	5,201
Chilean pesos	6,765	6,938
Total	249,045	212,016

Restricted mutual funds, Note 6(a)(ii)	460,086	407,350